PowerShares S&P Emerging Markets Low Volatility Portfolio | PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

 PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500® High Beta Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares S&P 500® High Dividend Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares DWA SmallCap Technical LeadersTM Portfolio

Each of PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio (each, a "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its respective underlying index. Instead, each Fund generally invests in all of the securities comprising its respective underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 65, the sixth sentence of the first paragraph in the section titled "PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  On page 67, under the section titled "PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 67, under the section titled "PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

Please Retain This Supplement For Future Reference.